Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Class A [Member] Common Stock [Member] USD ($) shares	Common Class A [Member] Common Stock [Member] CNY (¥) shares	Common Class B [Member] Common Stock [Member] USD ($) shares	Common Class B [Member] Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] USD ($)	Treasury Stock, Common [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2021		¥ 192		¥ 17		¥ (81,638)		¥ 11,066,975		¥ (232,268)		¥ (8,446,942)		¥ 2,306,336		¥ (1,065)		¥ 2,305,271
Balance, shares at Dec. 31, 2021 | shares	299,727,940	299,727,940	25,649,839	25,649,839
Change in the ownership interest in the subsidiaries								4,877						4,877		(1,210)		3,667
Exercise option		¥ 1						4,012						4,013				4,013
Exercise option, shares | shares	8,529,150	8,529,150
Issuance of restricted ordinary shares to company’s interest shareholders as share based compensation								1,034						1,034				1,034
Repurchase of common shares						(39,261)								(39,261)				(39,261)
Repurchase of common shares, shares | shares	797,338	797,338
Net loss												(974,898)		(974,898)		(1,001)		(975,899)
Share-based compensation								107,462						107,462				107,462
Foreign currency translation adjustment, net of nil income taxes										153,655				153,655				153,655
Balance at Dec. 31, 2022		¥ 193		¥ 17		(120,899)		11,184,360		(78,613)		(9,421,840)		1,563,218		(3,276)		1,559,942
Balance, shares at Dec. 31, 2022 | shares	309,054,428	309,054,428	25,649,839	25,649,839
Exercise option		¥ 2						3,943						3,945				3,945
Exercise option, shares | shares	1,442,808	1,442,808
Net loss												(409,526)		(409,526)		(2,652)		(412,178)
Share-based compensation								22,239						22,239				22,239
Foreign currency translation adjustment, net of nil income taxes										21,286				21,286				21,286
Cumulative effect of adoption of ASC 326												(196)		(196)				(196)
Balance at Dec. 31, 2023	$ 27	¥ 195	$ 2	¥ 17	$ (17,028)	(120,899)	$ 1,578,972	11,210,542	$ (8,074)	(57,327)	$ (1,384,747)	(9,831,562)	$ 169,152	1,200,966	$ (835)	(5,928)	$ 168,317	1,195,038
Balance, shares at Dec. 31, 2023 | shares	310,491,236	310,491,236	25,649,839	25,649,839
Exercise option								1,099						1,099				1,099
Exercise option, shares | shares	588,187	588,187
Net loss												(142,757)		(142,757)		(4,070)		(146,827)
Share-based compensation								14,304						14,304				14,304
Foreign currency translation adjustment, net of nil income taxes										965				965			132	965
Balance at Dec. 31, 2024	$ 27	¥ 195	$ 2	¥ 17	$ (16,563)	¥ (120,899)	$ 1,537,948	¥ 11,225,945	$ (7,722)	¥ (56,362)	$ (1,366,476)	¥ (9,974,319)	$ 147,216	¥ 1,074,577	$ (1,370)	¥ (9,998)	$ 145,846	¥ 1,064,579
Balance, shares at Dec. 31, 2024 | shares	311,079,423	311,079,423	25,649,839	25,649,839